Capitalized Software Development Costs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Capitalized Software Development Costs [Abstract]
Capitalized software development costs	$ 2,920,718	$ 1,761,396
Amortization expense